Accrued Expenses	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Payables and Accruals [Abstract]
Accrued Expenses

Note 4 — Accrued Expenses

Accrued expenses consist of the following:

	March 31, 2019	September 30, 2019
Research and development expenses	$4,814,926	$5,109,808
Legal and other professional fees	1,105,446	2,394,343
Other expenses	304,194	691,598

Total accrued expenses	$6,224,566	$8,195,749

Note 4 — Accrued Expenses

Accrued expenses consist of the following:

	MARCH 31,
	2018	2019
Research and development expenses	$474,020	$4,814,926
Legal and other professional fees	—	1,105,446
Other expenses	—	304,194

Total accrued expenses	$474,020	$6,224,566